Comparative information 2021 - Summary of Net Fair Value Change on Borrowings and Other Financial Liabilities (Detail) - Previously Reported [Member] - IFRS4 and IAS39 [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ (13)
Borrowings [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities
Other financial liabilitiy [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ (13)